Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation, benefits and payroll taxes	$ 256,950	$ 310,775	$ 311,845
Professional fees	5,794
Other accrued expenses	15,500	94,871	160,561
Total accrued expenses and other current liabilities	$ 278,244	$ 405,646	$ 472,406